Acquisitions - Amounts of Assets Acquired and Liabilities Assumed Recognized (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Recognized amounts of identifiable assets acquired and liabilities assumed:
Identifiable intangible assets		$ 814,100,000
Goodwill		3,270,952,000	$ 1,545,424,000
Netspend Holdings Inc
Consideration
Business acquisition, cost of acquired entity, purchase price	$ 750,000	$ 1,400,000,000